PRINCIPAL SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2010.

The Company no longer offers or issues the Policy. This Prospectus is only for the use of current Policy owners.

This prospectus provides information about the Policy and is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

TABLE OF CONTENTS
SUMMARY: BENEFITS AND RISKS	4
Policy Benefits	4
Death Benefits and Proceeds	4
Premium Payment Flexibility	4
Policy Values	4
Adjustment Options	4
Maturity Proceeds	5
Policy Risks	5
Risks of Poor Investment Performance	5
Policy Termination (Lapse)	5
Limitations on Access to Surrender Value	5
Adverse Tax Consequences	6
Risks of Underlying Mutual Funds	6
SUMMARY: FEE TABLES	7
GLOSSARY	10
CORPORATE ORGANIZATION AND OPERATION	12
The Company	12
Principal Life Insurance Company Variable Life Separate Account	12
The Funds	12
The Fixed Account	13
CHARGES AND DEDUCTIONS	14
Premium Expense Charge	14
Surrender Charge	14
Monthly Policy Charge	15
Transaction Charge	16
Underlying Mutual Fund Charges	17
GENERAL DESCRIPTION OF THE POLICY	17
The Contract	17
Rights Under the Policy	17
Policy Limitations	18
Optional Insurance Benefits	20
Reservation of Rights	21
Right to Exchange	21
Suicide	21
Delay of Payments or Transfers	21
PREMIUMS	22
Payment of Premiums	22
Premiums Affecting Guarantee Provisions	22
Premium Limitations	23
Allocation of Premiums	23

2 Principal Survivorship Flexible Premium Variable Universal Life
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DEATH BENEFITS AND POLICY VALUES	24
Death Proceeds	24
Death Benefit Option	26
Change in Death Benefit Option	27
IRS Definition of Life Insurance	27
Maturity Proceeds	27
Adjustment Options	27
Policy Values	28
SURRENDERS AND PARTIAL SURRENDERS	29
Surrenders	29
Examination Offer (Free-Look Provision)	29
LOANS	30
Policy Loans	30
Loan Account	30
Loan Payments	30
POLICY TERMINATION AND REINSTATEMENT	31
Policy Termination (Lapse)	31
Reinstatement	32
TAX ISSUES RELATED TO THE POLICY	33
GENERAL PROVISIONS	35
Frequent Trading and Market-Timing (Abusive Trading Practices)	35
Purchase Procedures	36
Distribution of the Policy	37
Payments to Financial Intermediaries	37
Service Arrangements and Compensation	37
Statement of Values	38
Services Available via the Internet and Telephone	38
Misstatement of Age or Gender	39
Non-Participating Policy	39
Incontestability	39
Independent Registered Public Accounting Firm	39
LEGAL PROCEEDINGS	39
TABLE OF SEPARATE ACCOUNT DIVISIONS	40
APPENDIX A - TARGET PREMIUMS	53
ADDITIONAL INFORMATION	56

Principal Survivorship Flexible Premium Variable Universal Life	3
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SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual survivorship flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death benefit proceeds are paid to the beneficiary(ies) when the surviving insured dies. Death proceeds are calculated as of the date of death of the surviving insured. The amount of the death proceeds is:
• the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES – Death Proceeds);
• minus loan indebtedness;
• minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges);
• plus proceeds from any benefit rider on the surviving insured’s life.

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for two death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.

Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).

Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account and/or the investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Partial Surrender
On or after the second policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner.
The surrender charge does not apply to partial surrenders. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed. The minimum amount of a partial surrender is $500.

Adjustment Options
The face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.

Face Amount Increase
The minimum amount of an increase is $100,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Face Amount Decrease
On or after the second policy anniversary, a decrease in face amount may be requested if the request does not decrease the policy face amount below $100,000.

4 SUMMARY: BENEFITS AND RISKS	Principal Survivorship Flexible Premium Variable Universal Life
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Maturity Proceeds
If either insured is living on the maturity date, we will pay the owner an amount equal to the death proceeds as described above unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

Risks of Poor Investment Performance
Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investments in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the surviving insured’s death.

NOTE: Each division invests in a corresponding underlying mutual fund. The underlying mutual funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

Policy Termination (Lapse)
On an ongoing basis, the Policy’s net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit at the death of the surviving insured.

During the first five policy years, the Policy will stay in force if ((a) minus (b)) is greater than or equal to (c) where:
(a) is the sum of the premiums paid;
(b) is the sum of all loan indebtedness, partial surrenders and transaction charges; and
(c) is the sum of the minimum monthly premiums since the policy date to the most recent monthly date.

Limitations on Access to Surrender Value
Partial Surrenders
• On or after the second policy anniversary, you may request a partial surrender of the net surrender value. The minimum amount of a partial surrender is $500.
• Two partial surrenders may be made in a policy year. The total of the amount(s) surrendered may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).
• The death benefit will be reduced by the amount of the partial surrender plus the transaction charge.
• A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed.

Full Surrenders
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the
Policy was terminated.

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Adverse Tax Consequences
A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
• the value each year of the life insurance protection provided;
• an amount equal to any employer-paid premiums; or
• some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in
TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.
Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-
income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

6 SUMMARY: BENEFITS AND RISKS	Principal Survivorship Flexible Premium Variable Universal Life
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SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the
Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the
Policy.

Transaction Fees
Charge	Charge is Deducted:	Amount Deducted
Maximum Sales Charge Imposed:	from each premium paid
policy years 1-10 (after issue or adjustment)		5.0% of premium paid (up to target premium) 2.0%
of premium paid (in excess of target premium)
policy years 11+ (after issue or adjustment)		2.0% of all premium paid
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid
Maximum Surrender Charge*	from proceeds upon full surrender
policy years 1-10 (after issue or adjustment)
Guaranteed Minimum		$2.78 per $1,000 of face amount
Guaranteed Maximum		$36.90 per $1,000 of face amount
Current first year charge for Representative		$9.50 per $1,000 of face amount
Insureds (55-year old male and 50-year old
female, each with a risk classification of
preferred non-smoker)
Transaction Fee	from proceeds upon partial surrender
Guaranteed maximum		lesser of $25 or 2% of the amount surrendered
Current		none
* Surrender charges decline over time.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
When Charge
Charge	is Deducted	Amount Deducted
Cost of Insurance*:	monthly
Guaranteed Minimum Charge		$0.00 per $1,000 of net amount at risk
Guaranteed Maximum Charge		$83.33 per $1,000 of net amount at risk
Current first year charge for Representative Insureds**		$0.01 per $1,000 of net amount at risk
Mortality and Expense Risks Charge:	monthly
Current:		equivalent to:
policy years 1-9		0.80% of the value in the divisions per year
after policy year 9		0.30% of the value in the divisions per year
Administration Charge:	monthly
Guaranteed Maximum:
all policy years		$8.00 per month (plus $0.08 per $1,000 of face amount
(increased by $0.005 per $1,000 per month for each
insured classified as a smoker))
Current:
policy years 1-10 (after issue or adjustment)		$8.00 per month plus $0.08 per $1,000 of face amount
(increased by $0.005 per $1,000 per month for each
insured classified as a smoker)
policy years 11-20 (after issue or adjustment)		$8.00 per month plus $0.04 per $1,000 of face amount
(no additional smoker charge).
after policy year 21 (after issue or adjustment)		$8.00 per month plus $0.02 per $1,000 of face amount
(no additional smoker charge).
annually
Net Policy Loan Charge	(accrued daily)
policy years 1-10		2.0% of loan balance per year (the difference between
the interest charged on the loan balance and the
interest credited to the loan account)
after policy year ten		0.25% of loan balance per year (the difference between
the interest charged on the loan balance and the
interest credited to the loan account)
Optional Insurance Benefits
Four Year Term Rider	monthly
Guaranteed Minimum		$0.02 per $1,000 of rider benefit
Guaranteed Maximum		$5.17 per $1,000 of rider benefit
Current charge for Representative Insureds**		$0.02 per $1,000 of rider benefit

8 SUMMARY: FEE TABLES	Principal Survivorship Flexible Premium Variable Universal Life
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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
When Charge
	Charge	is Deducted	Amount Deducted
	Policy Split Option Rider	monthly
(We reserve the right to charge a one-time fee of $500 at the time the Rider benefit is exercised.)
	Guaranteed Minimum		$0.01 per $1,000 of face amount
	Guaranteed Maximum		$0.01 per $1,000 of face amount
	Current charge for Representative Insureds**		$0.01 per $1,000 of face amount
	Single Life Term Rider	monthly
	Guaranteed Minimum		$0.06 per $1,000 of net amount of risk
	Guaranteed Maximum		$20.22 per $1,000 of net amount of risk
	Current charge for Representative Insureds**		$0.12 per $1,000 of net amount at risk
*	The cost of insurance rate at issue and for any underwritten face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insureds. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to your insureds from your registered representative or by phoning 1-800-247-9988.
**	Representative Insureds are a 55-year old male and 50-year old female, each with a risk classification of standard non-smoker.

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2009.

			Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted
from underlying mutual fund assets, including management fees, distribution and/or			0.27%	1.35%
service (12b-1) fees and other expenses)

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GLOSSARY

adjustment – change to your Policy resulting from an increase or decrease in policy face amount or a change in:
smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – for each insured, it is the insured’s issue age on the birthday on or preceding the last policy anniversary.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of an underlying mutual fund.

effective date – the date on which all requirements for issuance of a Policy have been satisfied.

face amount – life insurance base policy coverage amount.

fixed account – that part of the Policy that is not in the divisions or loan account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

insureds – the persons named as the “insureds” on the application for the Policy. The insureds may or may not be the owners.

joint equivalent age (JEA) – the adjusted age of the insured which is based on the gender, age, smoking status and risk classification of each insured.

loan account – that part of the policy value that reflects the value transferred from the division(s) and/or fixed account as collateral for a policy loan.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary where either insured’s attained age is 100.

minimum monthly premium – the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge).

monthly date – the day of the month which is the same day as the policy date.

Example: If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and mortality and expense risks charge in effect on the monthly date.

net amount at risk – the amount upon which the cost of insurance charges are based. It is the result of:
• the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
• the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

10	GLOSSARY	Principal Survivorship Flexible Premium Variable Universal Life
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net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or fixed account.

net surrender value – surrender value minus any loan indebtedness.

no-lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.

notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail, or any other manner we approve in advance.

owner – the person, including joint owner, who owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.

policy value – the sum of the values in the divisions, the fixed account and the loan account.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.

Example: If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

surrender value – policy value minus any surrender charge.

surviving insured – the insured who is living at the death of the other insured. If both insureds die simultaneously, then the term “surviving insured” means the younger of the two insureds.

target premium – a premium amount which is used to determine any applicable premium expense charge and surrender charge under a Policy. Target premiums are provided in Appendix A.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.

written request – actual delivery to the Company at our office of a written notice or request, signed and dated, on a form we supply or approve.

Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9296
Des Moines, Iowa 50306-9296
Phone: 1-800-247-9988

you – the owner(s) of the Policy.

Principal Survivorship Flexible Premium Variable Universal Life	GLOSSARY	11
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CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines,
Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of
Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named
Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life
Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company
converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the
Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Policy owners under the Policy.

The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your Policy value to a Money Market division or participate in a scheduled automatic transfer program where Policy value is allocated to a Money Market division, that portion of your
Policy value allocated to the Money Market division may decrease in value.

The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or our home office (1-800-247-9988).

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor, if applicable, for each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

12	CORPORATE ORGANIZATION AND OPERATION	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988

Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
• transfer assets in any division to another division or to the fixed account;
• add, combine or eliminate divisions; or
• substitute the shares of a division for shares in another division
• if shares of a division are no longer available for investment; or
• if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) and/or the fixed account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or
b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE: Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

The Fixed Account
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities
Act of 1933 and the Investment Company Act of 1940, the fixed account and any interest in it are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that net premiums allocated to the fixed account accrue interest daily at an effective annual rate of 3%
compounded annually. We may, in our sole discretion, credit interest at a higher rate.

We may defer payment of proceeds payable out of the fixed account for a period of up to six months.

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The Fixed Account
The value of your fixed account on any business day is:
• net premiums allocated to the fixed account
• plus transfers from the division(s)
• plus interest credited to the fixed account
• minus surrenders, surrender charges, monthly policy charges and transaction fees
• minus transfers to the loan account
• minus transfers to the division(s).

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.

Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge.

Deductions from premiums during each of the first ten years and with respect to premiums made because of a policy face amount increase, during the first ten years after the increase, equal:
• sales load of 5.00% of premiums paid up to target premium (2.00% of premiums in excess of target premium)
• plus 2.20% (of premiums paid) for state and local taxes
• plus 1.25% (of premiums paid) for federal taxes.

Deductions from premiums after the tenth policy year (and ten years after a policy face amount increase) are:
• sales load of 2.00% of premiums paid
• plus 2.20% (of premiums paid) for state and local taxes
• plus 1.25% (of premiums paid) for federal taxes.

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular
Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insureds (see
APPENDIX A- TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense change and the surrender charge. The target premium is not required to be paid.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the target premium of the Policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.

The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge compensates us for expenses relating to the sale of the Policy.

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Surrender Charge Percentage
The surrender charge during any policy year is equal to the number of target premiums from the table below multiplied by the applicable surrender charge percentage also shown below. See Appendix A for the description of how to calculate Joint Equivalent Age (“JEA”).

	Joint Equivalent Age (JEA)	Number of
	on policy or adjustment date	target premiums
	75 or less	1.00
	76 through 80	0.90
	81 through 85	0.75
	86 or greater	0.65

Surrender Charge Percentage Table
	Number of years since policy	The following percentage of
	date and/or the adjustment date	surrender charge is payable
	0 through 5	100.00%
	6	95.24
	7	85.71
	8	71.43
	9	52.38
	10	28.57
	11 and later	00.00

The surrender charge on a face amount increase is calculated by multiplying the increase in target premium due to the face increase by the applicable number of target premiums from the table above. This result is multiplied by the percentage from the Surrender Charge Percentage Table to get the increase in surrender charges for all years.

Monthly Policy Charge
The monthly policy charge is made up of:
•	a charge for the cost of insurance;
•	a monthly administration charge;
•	a mortality and expense risks charge; and
•	any charge for an optional insurance benefit provided by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions and/
or fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
•	the same as allocation percentages for premium payments;
•	determined on a prorated basis; or
•	determined by any other allocation method which we agree upon.
For each division and/or fixed account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the date we receive the request. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:
	(a) is the cost of insurance rate (described below) divided by 1,000; and
	(b) is the net amount at risk.

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The net amount at risk is the difference between the death benefit and the policy value. The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Different cost of insurance rates may apply to policy face amount increases. The cost of insurance for the increase is based on each insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the each insured’s gender*, attained age and risk classification at the time of the increase
* The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insureds.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience.
Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guar-
anteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.
• The current monthly administration charge is $8.00 per month.
• An additional monthly administration charge is imposed in the first ten policy years of $0.08 per $1,000 of face amount. The charge of $0.08 per $1,000 of face amount is increased by $0.005 per $1,000 for each insured that is classified as a smoker.
• An additional monthly administration charge is imposed in the eleven through twenty policy years of $0.04 per
$1,000 of face amount (no additional smoker charge).
• An additional monthly administration charge is imposed after policy year twenty of $0.02 per $1,000 of face amount
(no additional smoker charge).

Guaranteed Administration Charges
In all policy years, the guaranteed maximum monthly administration charge is $8.00 per month plus ($.08 per $1,000 of face amount). The charge is increased by $0.005 per $1,000 for each insured that is classified as a smoker.

Mortality and Expense Risks Charge
The charge compensates us for distribution and administrative expenses.

Each month during the first nine policy years, we deduct a mortality and expense risks charge at an annual rate of
0.80% of the value in the divisions. Each month thereafter, we deduct a charge at an annual rate of 0.30% of the value in the divisions.

We reserve the right to increase the annual rate after the ninth policy year but guarantee that the maximum annual rate will not exceed 0.80% of the value of the divisions. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.

Transaction Charge
A transaction fee of the lesser of $25 or 2% of the surrender amount applies to each partial surrender. The fee is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.

16	CHARGES AND DEDUCTIONS	Principal Survivorship Flexible Premium Variable Universal Life
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Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

Rights Under the Policy
Ownership
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date, if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the surviving insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the surviving insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

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Policy Limitations
Division Transfers
You may transfer amounts between the divisions and/or the fixed account. You must specify the dollar amount or whole percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up a periodic transfer by:
•	sending us a written request;
•	calling us if telephone privileges apply (1-800-247-9988); or
•	visiting www.principal.com (if internet privileges apply).
You may not make a transfer to the fixed account if:
•	a transfer has been made from the fixed account to a division within six months; or
•	immediately after the transfer, the fixed account value would be more than $1,000,000 (without our prior approval).

Unscheduled Transfers. You may make unscheduled transfers from a division to another division or to the fixed account. The minimum transfer amount is the lesser of $100 or the value of your division.

Scheduled Transfers (Dollar Cost Averaging). You may elect to have automatic transfers made out of one division into one or more of the other divisions and/or the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee imposed on scheduled transfers. There is no fee for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

	Example:

	Month	Amount Invested	Share Price	Shares Purchased
	January	$100	$ 25.00	4
	February	$100	$ 20.00	5
	March	$100	$ 20.00	5
	April	$100	$ 10.00	10
	May	$100	$ 15.00	6
	June	$100	$ 20.00	5
	Total	$600	$ 110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.
•	The amount of the transfer is:
	•	the dollar amount you select (the minimum is the lesser of $100 or the value of the division); or
	•	a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).
•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually,
	quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.
•	The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.
•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it
	ever be less than two.

18	GENERAL DESCRIPTION OF THE POLICY	Principal Survivorship Flexible Premium Variable Universal Life
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Fixed Account Transfers
Transfers from your investment in the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled fixed account transfer in the same policy year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make one unscheduled fixed account to division(s) transfer within the 30-day period following each policy anniversary.
• You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the fixed account value as of the most recent policy anniversary).
• The minimum transfer amount must be at least $100 (or the entire value of your fixed account if less).
• If your fixed account value is less than $1,000, you may transfer up to 100% of your fixed account.
• There is no transaction charge imposed on the transfer(s).

Scheduled Transfers. You may make scheduled transfers on a monthly basis from the fixed account to your division(s) without an additional charge as follows:
• The value of your fixed account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.
• The amount of the transfer is:
• the dollar amount you select (minimum of $50); or
• a percentage of the fixed account value (the maximum amount of the transfer is 2% of the fixed account value as of the specified date) as of the date you specify which may be:
• the later of the policy date or most recent policy anniversary date; or
• the date the Company receives your request.
• Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
• If the specified date is not a business day, the transfer is completed on the next business day.

Scheduled transfers continue until your value in the fixed account has a zero balance or we receive your notice to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each policy year by:
• sending us a written request;
• calling us if telephone privileges apply (1-800-247-9988); or
• visiting www.principal.com (if internet privileges apply).
As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of notice of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your policy value in the divisions over time.
Example: You may choose to rebalance so that 50% of your policy values are in the Money Market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market division and 40% in the SmallCap Value
I division. By rebalancing, units from the Money Market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

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You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
• do not begin until the expiration of the examination offer period;
• are done without charge;
• may be done on the frequency you specify:
• quarterly APR transfers may be done on a calendar year or policy year basis;
• semiannual or annual APR transfers may only be done on a policy year basis.
• may be done by:
• calling us (if telephone privileges apply (1-800-247-9988));
• mailing us your written request;
• faxing your request to us; or
• visiting www.principal.com (if internet privileges apply).
• are made at the end of the next valuation period after we receive your instruction;
• are not available for values in the fixed account; and
• are not available if you have scheduled transfers from the same divisions.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Death Benefit Guarantee Rider
This rider extends the no-lapse guarantee provision if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid)
determines whether the no-lapse guarantee is extended to the insured’s attained age 100. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section
“Premiums.”

If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our service office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated. The rider may not be added after the Policy has been issued.

Enhanced Death Benefit Rider
This rider modifies the table of applicable percentages to provide a death benefit equal to or higher than required by the Internal Revenue Service for a Policy to continue to qualify as life insurance (see DEATH BENEFITS AND
POLICY VALUES - Death Benefit Option). The rider must be elected at the time of application or any time prior to
Policy issue. There is no charge for this rider.

Extended Coverage Rider
If at least one of the insureds is living on the policy maturity date, we will continue your policy in force. The new maturity date will be the date of the surviving insured’s death. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to option 1. All investment account and fixed account policy values will be transferred to the Money Market division and no further transfers are allowed. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. The rider may be added at any time prior to the maturity date. There is no charge for this rider.

20	GENERAL DESCRIPTION OF THE POLICY	Principal Survivorship Flexible Premium Variable Universal Life
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Four Year Term Insurance Rider
This rider provides an additional death benefit to be paid to beneficiaries upon the insured’s death. This rider provides protection for a limited period of time that ends 4 years after the policy date and may not be extended. This rider provides no cash value. The rider must be elected at the time of application or any time prior to Policy issue. There is a charge for this rider.

Policy Split Option Rider
This rider allows a policy to be split in the event of a divorce or a change in the estate laws. Values are placed into the policies on an attained age basis. The face amount and accumulated values are split equally into two individual policies. This rider is available at issue only. There is a charge for this rider.

Single Life Term Insurance Rider
This rider provides an additional level death benefit to be paid to beneficiaries upon the insured’s death. This rider provides no cash value. The rider must be elected at the time of application or any time prior to Policy issue. There is a charge for this rider.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The accumulated value immediately after the transfer will be the same as immediately before the transfer.
From the exchange date forward, the accumulated value will no longer be affected by the investment performance of the divisions.

Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.

Suicide
Death proceeds are not paid if either insured dies by suicide, while sane or insane, within two years of the policy date
(or two years from the date of policy face amount increase with respect to such increase). In the event of the suicide of either insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a policy face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. If the suicide occurs at the death of the first insured, this amount will be paid to the owner(s)) of the Policy. If the suicide occurs at the death of the surviving insured, this amount will be paid to the beneficiary(ies).

For Policies issued in New York only the above paragraph is not applicable. The following provision applies only to
Policies issued in New York.
If either insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of face amount increase with respect to such increase), we will issue a single life variable life insurance policy to the survivor without evidence of good health. The face amount of the new policy will be one-half of the face amount of the original policy. We will refund one-half of the premium received for the original policy.

Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

Principal Survivorship Flexible Premium Variable Universal Life	GENERAL DESCRIPTION OF THE POLICY	21
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The right to sell shares may be suspended during any period when:
• trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
• an emergency exists, as determined by the SEC, as a result of which:
• disposal by a fund of securities owned by it is not reasonably practicable;
• it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
• the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will be priced on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may defer payment of proceeds payable out of the fixed account for a period of up to six months.

PREMIUMS

Payment of Premiums
The amount and frequency of your premium payments affects the policy value, the net surrender value and how long the Policy remains in force. Generally, the higher the policy face amount, the higher the no-lapse guarantee premium will be. You must pay premiums to us at our home office, Principal Life Insurance Company, 801 Grand (IDPC), Des
Moines, Iowa 50392. Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk.
Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account. You may make unscheduled payments and/or establish a payment schedule (we send premium reminder notices if you establish an annual, semiannual or quarterly planned payment schedule). Premium payments may also be made through payroll deduction where permitted by state law and approved by us.

Premiums Affecting Guarantee Provisions
Your initial premium must be at least the no-lapse guarantee premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions): however, we recommend you continue to pay at least the no-lapse guarantee premium. By meeting the no-lapse guarantee premium requirement, your Policy is guaranteed not to lapse during the first five policy years even if the net surrender value is insufficient to cover the monthly policy charge.

The no-lapse guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a) is the sum of premiums paid;
(b) is the sum of all loan indebtedness, partial surrenders and transaction fees; and
(c) is the sum of the minimum monthly premium (no-lapse guarantee) since the policy date to the most recent monthly date.

If the no-lapse premium requirement is not met and the net surrender value is insufficient to cover the monthly policy charge, the Policy may lapse in the first five policy years.

After the first 60 months from the policy date, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
• your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date, or
• the death benefit guarantee rider is in effect.

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If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the death benefit guarantee period will last longer than the five year period provided by the no-
lapse guarantee provision.

Example: • If the policy face amount is $250,000 and the insureds are a male with an attained age of 55 and a female with an attained age of 50 both who are preferred non-smokers:
• No-lapse guarantee premium requirement is $1,449.00. (30% of the Guideline Annual Premium
(100% for policies written in New York))
• Death benefit guarantee to attained age 100 of the youngest insured premium requirement is
$3,865.00. (80% of the Guideline Annual Premium)

The death benefit guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a) is the sum of premiums paid;
(b) is the sum of all loan indebtedness and partial surrenders; and
(c) is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.

If the death benefit guarantee premium requirement is not met, the Death Benefit Guarantee Rider will lapse. In the first five policy years, the Policy will still have the no-lapse guarantee as long as the premiums paid are sufficient to meet the no-lapse guarantee premium requirement.

Both the no-lapse guarantee premium and the death benefit guarantee premium are per $1000 of face amount and vary by issue age, gender* and smoking status. The no-lapse guarantee premium and the death benefit guarantee premium are shown on the current data pages.
* For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.

Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

Allocation of Premiums
Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) is allocated to the Money Market division at the end of the business day we receive the premium.
Twenty-one days after the effective date, the money is reallocated to the divisions and/or fixed account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.
Example: The effective date of your Policy is February 1st. Your net premium is allocated to the Money
Market division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the divisions and/or fixed account that you selected.

Net premium payments received after the twenty-day period are allocated to the divisions and/or fixed account according to your instructions. For each division and fixed account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Incomplete allocation instructions may delay processing. Net premium payments are allocated as of the valuation period in which they are received.

At any time, you may change the percentage allocation for future premium payments by:
• sending a written request to us;
• calling us at 1-800-247-9988 (if telephone privileges apply); or
• visiting www.principal.com (if internet privileges apply).

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The allocation changes are effective at the end of the valuation period in which your new instructions are received.

NOTE: We reserve the right to keep the initial premium payment in the Money Market division longer than 20 days to correspond to the examination offer periods of a particular state’s replacement requirements.

Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the surviving insured’s death.

At the end of any valuation period, your value in a division is:
• the number of units you have in the division
• multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
• your initial premium payment (less premium expense charges);
• plus subsequent premium payments (less premium expense charges);
• plus transfers from another division or the fixed account
minus units sold:
• for partial surrenders from the division;
• as part of a transfer to another division, the fixed account or the loan account; and
• to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving;
President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

DEATH BENEFITS AND POLICY VALUES

Death Proceeds
If coverage is in effect and the surviving insured dies before the maturity date, we pay death proceeds. If both insureds die simultaneously, then surviving insured shall mean the younger of the two insureds. No benefit is paid on the death of the first insured to die unless such benefit exists under a rider.

24	DEATH BENEFITS AND POLICY VALUES	Principal Survivorship Flexible Premium Variable Universal Life
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You must notify us of the death of the first insured to die as soon as possible after it occurs. This facilitates the timely payment of death proceeds at the death of the surviving insured and may affect the status of any riders.

You must provide us:
• proof of the death of both insureds;
• Beneficiary’s Statement (Claim Form)*; and
• Trust Agreement (if the beneficiary is a trust).
* If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).

The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the surviving insured’s death and include:
• the death benefit described below;
• minus loan indebtedness;
• minus any overdue monthly policy charges if the surviving insured died during a grace period;
• plus interest on the death proceeds as required by state law; and
• plus proceeds from any benefit rider(s) on the life of the surviving insured.

Benefit Instructions
While the surviving insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the surviving insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If a benefit payment option is not selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked.

The fixed benefit payment options include:
• Custom Benefit Arrangement
A customized benefit payment option may be arranged with our approval.
• Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
• Joint and Survivor Life Income
We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)

If no beneficiary(ies) survive the surviving insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

Interest at a rate set by us, but never less than required by state law, will be applied to calculate the above benefit payment options.

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Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The two death benefit options available are:
• Death Benefit Option 1 - the death benefit equals the greater of:
•	the face amount; or
•	the amount found by multiplying the policy value by the applicable percentage from the table below.
• Death Benefit Option 2 - the death benefit equals the greater of:
•	the face amount plus the policy value; or
•	the amount found by multiplying the policy value by the applicable percentage from the table below.

APPLICABLE PERCENTAGES*

	(For ages not shown, the applicable percentages decrease by a pro rata portion for each full year.)

	Younger insured’s attained age	Percentage
	40 and under	250
	45	215
	50	185
	55	150
	60	130
	65	120
	70	115
	75 through 90	105
	95 and older	101
*	We reserve the right, where allowed by law, to change or delete the percentages as required by changes to the
	Internal Revenue Code.

	Example: The following assumptions are made to demonstrate the use of the Table.
	Death Benefit Option: 1
	Face Amount: $250,000
	Policy Value: $150,000
	Attained Age of Younger Insured: 50
	Risk Class: Preferred Non-smoker

	Applicable Percentage: 185%
	Death Benefit: $150,000 x 185% = $277,500

26	DEATH BENEFITS AND POLICY VALUES	Principal Survivorship Flexible Premium Variable Universal Life
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Change in Death Benefit Option
You may change the death benefit option on or after the second policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the face amount, the decrease of face amount will be made on a last in, first out basis. Because the death benefit can con-
tinue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase.
Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000	$1,000,000	$50,000
($1,000,000 - $50,000)	($950,000 + $50,000)
.
Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the face amount. The amount of the increase is equal to the policy value on the effective date of the change. The face amount increase will be in the same proportion as the policy face amount to the face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.
Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000	$50,000
($1,000,000 + $50,000)
after the change	after the change	after the change
$1,050,000	$1,050,000	$50,000
($1,000,000 + $50,000)

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the
Internal Revenue Code.
•	The Policy qualifies if it satisfies a cash value accumulation test or a guideline premium requirement and falls within a cash value corridor.
•	If at any time a premium is paid which would result in total premiums exceeding the current maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

Maturity Proceeds
The maturity date is the policy anniversary where either insured’s attained age is 100 and is shown on your current data pages. If either insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the death proceeds are paid. If the Extended
Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the surviving insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY -
Optional Insurance Benefits).

Adjustment Options
Increase in policy face amount
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $100,000. A policy face amount increase request made in the first 60 policy months will increase the minimum monthly premium for the remainder of the 60 months.

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The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.

We will approve your request if:
• both insureds are alive at the time of your request; and
• the attained age of the older insured is 90 or less and of the younger insured is 85 or less at the time of the request; and
• we receive evidence satisfactory to us that at least one of the insureds is insurable under our underwriting guidelines in place at the time of your request.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.

We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account. Your current premium allocation percentages are used to make this allocation.

The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount. New surrender charges apply to the increased portion of the policy face amount.

Decrease in policy face amount
On or after the second policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. A decrease is requested as follows:
• the request must be made on an adjustment application;
• the application must be signed by the owner(s);
• the Policy is not in a grace period;
• monthly policy charges are not being waived under a waiver rider;
• the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and
• the decrease may not reduce the policy face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Policy Values
Your policy value is equal to the sum of the values in your divisions, fixed account and loan account. The policy value:
• increases as premiums are applied and when interest is credited;
• decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted;
• increases or decreases as the investment experience of your chosen divisions fluctuates.

28	DEATH BENEFITS AND POLICY VALUES	Principal Survivorship Flexible Premium Variable Universal Life
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SURRENDERS AND PARTIAL SURRENDERS

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY -
Delay of Payments).

Full surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the surrender value.

Partial surrender
On or after the second policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The minimum amount of a partial surrender is $500. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year). The partial surrender may not decrease the face amount to less than $100,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.

Your accumulated value is reduced by the amount of the surrender and transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The surrender is deducted from your division(s) and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender. You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or two percent of the amount surrendered. It is withdrawn in the same proportion as your monthly policy charge allocation.

If Death Benefit Option 1 is in effect and the death benefit equals the face amount, the face amount is reduced by the amount of the partial surrender and transaction fee. In situations where the death benefit is greater than the face amount, the face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and face amount. If the face amount had been increased, any reduction of the face amount is made on a last in, first out basis.

If the Death Benefit Option 2 is in effect, there is no reduction in the face amount upon a partial surrender.

Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the examination offer period. If you return the Policy, we will refund your premium in states where required. In states where permitted, we will refund the net policy value plus any fees or charges taken (which may be more or less than premiums paid).
Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.

The examination offer period is the later of:
• 10 days after the Policy is delivered to you; or
• such later date as specified by applicable state law.

NOTE: See GENERAL DESCRIPTION OF THE POLICY - Delay of Payments.

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LOANS

Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.
• The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
• You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
• Generally, policy loan proceeds are sent within five business days from the date we receive your request (see
GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
• Requests for policy loans from any joint owner are binding on all joint owners.

You are charged interest on your policy loan at the annual rate of 8.00%. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and/or fixed account and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:
• death proceeds at the death of the surviving insured;
• surrender value upon full surrender or termination of a Policy; and
• maturity proceeds paid.

Policy loans and unpaid loan interest reduce your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION
AND REINSTATEMENT - Policy Termination (Lapse)).

If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Loan Account
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) and fixed account to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. There are no restrictions on the accounts from which the loan amount can be transferred. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. Any loan interest due and unpaid is transferred in the same manner.

Your loan account earns interest from the date of transfer. The loan account interest rate is 6.00% per year during the first ten policy years and 7.75% per year after the tenth policy year. Interest accrues daily and is paid at the end of the policy year.

Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:
• policy loans may be repaid totally or in part;
• repayments are allocated to the division(s) and fixed account in the proportions used for allocation of premium payments;
• the repayments are allocated as of the valuation period in which we receive the repayment;
• repayments are to be sent to our service office; and
• payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.

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POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
If the net surrender value on any monthly date is less than the monthly policy charge, a 61-day grace period begins.
However, during the first 60 policy months, the Policy will not enter a grace period if ((a) minus (b)) is greater than or equal to (c) where:
(a) is the sum of the premiums paid;
(b) is the sum of all existing policy loans, unpaid loan interest and partial surrenders; and
(c) is the sum of the minimum monthly premiums (no-lapse guarantee) since the policy date to the most recent monthly date.

After the first 60 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
• your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date; or
• the death benefit guarantee rider is in effect.

Grace Period
If the net surrender value on a monthly date is less than the current monthly charge or the loan indebtedness is greater than the net surrender value (overloan), and neither the no-lapse guarantee provision nor the death benefit guarantee rider is in effect, we will send you a notice of pending lapse and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the loan indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.

NOTE: The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

If you are in a grace period, the required payment is equal to [(a) plus (b)] divided by (c) where:
(a) is the amount by which the surrender charge is more than the policy value on the monthly date at the start of the grace period before the monthly policy charge is deducted;
(b) is three monthly policy charges; and
(c) is one minus the maximum premium expense charge percentage (see CHARGES AND DEDUCTIONS -
Premium Expense Charge).

When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the net surrender value may be overstated.

The determination of three monthly policy charges is made by taking three times the “failed” monthly deduction that could not be made due to insufficient policy value.

Example with policy loan:
Policy Value: $5,000
Loan Balance: $4,000
Surrender Charge: $500
Net Surrender Value: $500 (minimum of zero or Policy Value minus Loan Balance minus Surrender Charge)
Monthly Policy Charge: $1,000
No-Lapse Guarantee Premium: $1,200
Maximum Premium Expense Charge in the first policy year: 8.45% (5.00% sales charge, 2.20%
state and local taxes, 1.25% federal taxes)
The required premium is $3,277 (0 + (3 X $1,000))/(1 - 0.0845)

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Example with no policy loan:
Policy Value: $1,000
Loan Balance: $0
Surrender Charge: $1,500
Net Surrender Value: $0 (minimum of zero or Policy Value minus Loan Balance minus Surrender Charge)
Monthly Policy Charge: $1,000
No-Lapse Guarantee Premium: $1,200
Maximum Premium Expense Charge in the first policy year: 8.45% (5.00% sales charge, 2.20%
state and local taxes, 1.25% federal taxes)
The required premium is $3,823 (500 + (3 X $1,000))/(1 - 0.0845)

The required premium is intended to reimburse us for the monthly policy charges during the grace period, and to provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
• all monthly policy charges due and unpaid at the death of the insured; and
• any loan indebtedness.

The Policy also terminates:
• when you make a full Policy surrender;
• when death proceeds are paid; and
• on the maturity date.
When the Policy terminates, all of the owners’ Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.

Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
• prior to the maturity date and while one insured is alive;
• upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
• if you make a payment of a reinstatement premium; and
• if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid
(loan interest does not accrue over the period the Policy was terminated).

We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in the general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The premium expense charge is calculated based on the number of years since the Policy was issued.

32	POLICY TERMINATION AND REINSTATEMENT	Principal Survivorship Flexible Premium Variable Universal Life
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TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE: Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies)
under the Internal Revenue Code (IRC). However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income.

The Pension Protection Act of 2006 limits the tax-free death proceeds for employer-owned insurance to the amount of premiums paid unless certain requirements are satisfied. This legislation pertains to Policies issued August 17, 2006 and later, and Policies issued prior to August 17, 2006 that have had a material increase in the death benefit or other material change on or after August 17, 2006. The following requirements must be satisfied in order for the death proceeds of employer-owned life insurance to be tax-free:

1) Specific written notice must be provided to the insured, and written consent from the insured must be obtained prior to the policy being issued; and

2) A specific qualifying condition with respect to the insured’s status must be met. Some examples are: the insured must be either (i) an employee of the policy holder at any time during the 12 month period before the insured’s death, or (ii) a director or a highly compensated employee or a highly compensated individual, as defined by the IRC, at the time the policy was issued.

Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders.

Principal Survivorship Flexible Premium Variable Universal Life	TAX ISSUES RELATED TO THE POLICY	33
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If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the fact amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.

Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.

If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by
Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment
Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
• made after the owner attains age 59 ½; or
• attributable to the taxpayer becoming disabled; or
• part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations.
First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to
S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal
Revenue Code.

34	TAX ISSUES RELATED TO THE POLICY	Principal Survivorship Flexible Premium Variable Universal Life
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Special Considerations for Corporations
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of
10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.

GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
• Disrupt the management of the underlying mutual funds by;
• forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the underlying mutual funds; and
• Increase expenses of the underlying mutual fund and separate account due to;
• increased broker-dealer commissions; and
• increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the
Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
• Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
• Limiting the number of unscheduled transfer during a Contract year to no more than 12;
• Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
• Taking such other action as directed by the underlying mutual fund.

Principal Survivorship Flexible Premium Variable Universal Life	GENERAL PROVISIONS	35
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The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the
Policy.

The minimum policy face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum policy face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.

To issue a Policy, we require that at least one insured be age 85 or younger as of the policy date. Neither insured may be older than age 90 as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

• furnish satisfactory evidence of insurability of the insured; and
• meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you.
The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met.
Any premium submitted will be returned no later than five business days from the date the application was rejected.

Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month.
Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.

36	GENERAL PROVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
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Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.

Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

Distribution of the Policy
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a
broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory
Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first policy year (or the first year following an adjustment) up to the surrender target premium. In addition, a commission of up to 3.0% of premium above the surrender target premium received in the first policy year (or first year following an adjustment) may be paid.
After the first year, following the policy date (or adjustment date), commissions range from 0% to 4.0% of premiums received. Expense allowances may be paid to agents and brokers based on premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.

Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the
Company under applicable state insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”)
for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the
Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional
Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

Service Arrangements and Compensation
The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

Principal Survivorship Flexible Premium Variable Universal Life	GENERAL PROVISIONS	37
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Statement of Values
You receive an annual statement at the end of each policy year. The statement will show:
•	current death benefit;
•	current policy value and surrender value;
•	all premiums paid since the last statement;
•	all charges since the last statement;
•	any loan indebtedness;
•	any partial surrenders since the last statement;
•	the number of units and unit value;
•	total value of each of your divisions and the fixed account;
•	designated beneficiary(ies); and
•	all riders included in the Policy.

You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.

We also send you the reports required by the Investment Company Act of 1940 (as amended).

Services Available via the Internet and Telephone
If you elect internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•	change in allocations of future premium payments;
•	change in allocation of the monthly policy charge;
•	change to your APR instructions;
•	change to your scheduled transfer instructions;
•	unscheduled transfers; and
•	policy loan (not available via the internet) (loan proceeds are mailed to the owner’s address of record).

If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.

Your instructions:
•	may be given by calling us at 1-800-247-9988 24 hours per day, seven days per week. Counselors are available for assistance between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
•	may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);
•	must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•	are effective the next business day if not received until after the close of the NYSE; and
•	from one joint owner are binding on all joint owners.

Direct Dial
You may receive information about your Policy from our Direct Dial system 24 hours per day, seven days per week.
The Direct Dial number is 1-800-247-9988. Through this automated system, you can:
•	obtain information about unit values and policy values;
•	initiate certain changes to your Policy; and
•	change your password.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.

38	GENERAL PROVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
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Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders.
You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine.
We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include:
recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record. The procedures for internet and Direct Dial include requesting the same personal identification information as well as your password, logging all internet and Direct Dial activity and sending written transaction confirmations to the owner’s address of record.

Misstatement of Age or Gender
If the age or, where applicable, gender of an insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.

Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the
Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any policy face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the
consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional
Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the
Separate Account.

Principal Survivorship Flexible Premium Variable Universal Life	LEGAL PROCEEDINGS	39
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TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

40	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
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Calvert SRI Equity Division
Invests in:	Calvert VP Sustainable and Responsible Investment Equity Portfolio
Investment Advisor:	Atlanta Capital Management Company LLC through a sub-advisory agreement with
Calvert Asset Management Company, Inc.
Investment Objective:	seeks growth in capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the portfolio's investment criteria including financial, sustainability and social responsibility factors.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks reasonable income. The fund will also consider the potential for capital appreciation.
The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500® ).

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Principal Survivorship Flexible Premium Variable Universal Life	TABLE OF SEPARATE ACCOUNT DIVISIONS	41
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Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Invesco Capital Appreciation Division (fka AIM V.I. Capital Appreciation Division)
Invests in:	Invesco V.I. Capital Appreciation Fund - Series I Shares (fka AIM V.I. Capital Appreciation
Fund - Series I Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Core Equity Division (fka AIM V.I. Core Equity Division)
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares (fka AIM V.I. Core Equity Fund - Series I
Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Dynamics Division (fka AIM V.I. Dynamics Division)
Invests in:	Invesco V.I. Dynamics Fund - Series I Shares (fka AIM V.I. Dynamics Fund - Series I
Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term capital growth.

Invesco Global Health Care Division (fka AIM V.I. Global Health Care Division)
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares (fka AIM V.I. Global Health Care
Fund - Series I Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

42	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
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Invesco Small Cap Equity Division (fka AIM V.I. Small Cap Equity Division)
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares (fka AIM V.I. Small Cap Equity Fund
- Series I Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division (fka AIM V.I. Technology Division)
Invests in:	Invesco V.I. Technology Fund - Series I Shares (fka AIM V.I. Technology Fund - Series I
Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Enterprise Division
Invests in:	Janus Aspen Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Asset Allocation Division
Invests in:	Principal Variable Contracts Funds Asset Allocation Account - Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total investment return consistent with the preservation of capital.

Balanced Division
Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to generate a total return consisting of current income and capital appreciation.

Principal Survivorship Flexible Premium Variable Universal Life	TABLE OF SEPARATE ACCOUNT DIVISIONS	43
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Bond & Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division (will merge into the Mortgage Securities Division effective July
2010)
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
(will merge into the Principal Variable Contracts Funds Mortgage Securities Account -
Class 1 effective July 2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a high level of current income, liquidity and safety of principal.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

44	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
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International SmallCap Division (will merge into the Diversified International Division effective July 2010)
Invests in:	Principal Variable Contracts Funds International SmallCap Account - Class 1 (will merge into the Principal Variable Contracts Funds Diversified International Account - Class 1
effective July 2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital by investing in a portfolio of equity securities of companies established outside of the U.S.

LargeCap Blend II Division
Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Advisors, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Investment Advisory Incorporated through sub-
advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value III Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account III - Class 1
Investment Advisor:	AllianceBernstein, L.P. and Westwood Management Corp. through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Blend Division
Invests in:	Principal Variable Contracts Funds MidCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Growth I Division (will merge into the MidCap Blend Division effective July 2010)
Invests in:	Principal Variable Contracts Funds MidCap Growth Account I - Class 1 (will merge into the
Principal Variable Contracts Funds MidCap Blend Account - Class 1 effective July 2010)
Investment Advisor:	Mellon Capital Management Corporation through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Value II Division (will merge into the MidCap Blend Division effective July 2010)
Invests in:	Principal Variable Contracts Funds MidCap Value Account II - Class 1 (will merge into the
Principal Variable Contracts Funds MidCap Blend Account - Class 1 effective July 2010)
Investment Advisor:	Jacobs Levy Equity Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

46	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988

Money Market Division
Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Mortgage Securities Division (division name will change to Government & High Quality Bond Division effective July 2010)
Invests in:	Principal Variable Contracts Funds Mortgage Securities Account - Class 1 (fund name will change to Principal Variable Contracts Funds Government & High Quality Bond Account -
Class 1 effective July 2010)
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation.
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Advisor:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal Survivorship Flexible Premium Variable Universal Life	TABLE OF SEPARATE ACCOUNT DIVISIONS	47
www.principal.com

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to generate a total return.

48	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced
Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other
Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative
Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative
Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Survivorship Flexible Premium Variable Universal Life	TABLE OF SEPARATE ACCOUNT DIVISIONS	49
www.principal.com

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible
Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income
Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic
Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Short-Term Bond Division (division will merge into the Short-Term Income Division effective July 2010)
Invests in:	Principal Variable Contracts Funds Short-Term Bond Account - Class 1 (will merge into the
Principal Variable Contracts Funds Short-Term Income Account - Class 1 effective July
2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide current income.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

50	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988

SmallCap Blend Division
Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division
Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisors, Inc. and Essex Investment Management Company, LLC through sub-
advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division
Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., and Mellon Capital Management Corporation
through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Putnam VT Voyager Division
Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Management
Investment Objective:	seeks capital appreciation.

Wells Fargo Advantage VT Index Asset Allocation Division (fka Wells Fargo Advantage VT Asset Allocation
Division)
Invests in:	Wells Fargo Advantage VT Index Asset Allocation Fund (fka Wells Fargo Advantage VT
Asset Allocation Fund)
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells
Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Principal Survivorship Flexible Premium Variable Universal Life	TABLE OF SEPARATE ACCOUNT DIVISIONS	51
www.principal.com

Wells Fargo Advantage VT Equity Income Division
Invests in:	Wells Fargo Advantage VT Equity Income Fund
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells
Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation and dividend income.

Wells Fargo Advantage VT Large Company Growth Division
Invests in:	Wells Fargo Advantage VT Large Company Growth Fund
Investment Advisor:	Peregrine Capital Management, Inc. through a sub-advisory agreement with Wells Fargo
Funds Management, LLC
Investment Objective:	seeks to provide long-term capital appreciation.

52	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988

APPENDIX A - TARGET PREMIUMS

The target premiums for the Policy are based on the joint equivalent age (JEA) of the insureds. The JEA takes into account the gender*, age, smoking status and risk classification of each insured. The calculation is as follows:

1) Start with the unadjusted individual ages of insured #1 and insured #2. Call this (X1) and (X2) respectively.

2) Take each individual age and adjust for gender.
•	if Male the gender adjustment is 0
•	if Female the gender adjustment is minus 5
•	if Unisex rating is used, the gender adjustment is minus 2

3) Take resulting individual ages from step 2 and adjust for smokers if applicable.
•	if Male Smoker the smoker adjustment is plus 3
•	if Female Smoker the smoker adjustment is plus 2
•	if Unisex Smoker the smoker adjustment is plus 3

4) Take resulting individual ages from step 3 and adjust for substandard table ratings, if any. The use of substandard table ratings are determined as part of the underwriting process and are based on less than standard mortality risk.
•	if table A rating then add 2
•	if table B rating then add 4
•	if table C rating then add 6
•	if table D rating then add 8
•	if table E rating then add 10
•	if table F rating then add 12
•	if table G rating then add 14
•	if table H rating then add 15
•	if rating is higher than table H then add 16.

5) The result of step 4 is the adjusted individual ages of insured #1 and insured #2. Call this (X1A) and (X2A)
respectively.

6) If (X1A) is greater than 100 then set (X1A) equal to 100.

7) If (X2A) is greater than 100 then set (X2A) equal to 100.

8) Take the difference between (X1A) and (X2A). Call this (XDIFF).

Principal Survivorship Flexible Premium Variable Universal Life	APPENDIX A - TARGET PREMIUMS	53
www.principal.com

9) Look up (XDIFF) on the table below to find out what to add on to youngest adjusted age.

		XDIFF		ADD ON
	0			0
	1	to	2	1
	3	to	4	2
	5	to	6	3
	7	to	9	4
	10	to	12	5
	13	to	15	6
	16	to	18	7
	19	to	23	8
	24	to	28	9
	29	to	34	10
	35	to	39	11
	40	to	44	12
	45	to	47	13
	48	to	50	14
	51	to	53	15
	54	to	56	16
	57	to	60	17
	61	to	64	18
	65	to	69	19
	70	to	75	20
	76	to	85	21

10) The JEA (Joint Equivalent Age) is equal to the Minimum of (X1A) and (X2A) plus ADD ON from the table above.

Example: Male Nonsmoker age 45 table rating A, Female Smoker age 57.
1)	(X1) = 45 and (X2) = 57
2)	(X1) = 45 + 0 = 45; and (X2) = 57 - 5 = 52
3)	(X1) = 45 + 0 = 45; and (X2) = 52 + 2 = 54
4)	(X1) = 45 + 2 = 47; and (X2) = 54 + 0 = 54
5)	(XIA) = 47; (X2A) = 54
6)	(XIA) is not greater than 100
7)	(X2A) is not greater than 100
8)	(XDIFF) = (X2A) - (X1A) = 54 - 47 = 7
9)	ADD ON = 4
10)	JEA = minimum of (XIA) and (X2A) + ADD ON = 47 + 4 = 51

54	APPENDIX A - TARGET PREMIUMS	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988

SVUL Target Premium Rates per $1000 of Face

JEA	Target	JEA	Target
<20	2.78	61	21.67
20	2.78	62	22.98
21	2.87	63	24.23
22	2.95	64	25.41
23	3.03	65	26.52
24	3.13	66	27.56
25	3.22	67	28.56
26	3.32	68	29.53
27	3.41	69	30.45
28	3.52	70	31.36
29	3.62	71	32.27
30	3.73	72	33.17
31	3.84	73	34.08
32	3.96	74	35.02
33	4.07	75	35.97
34	4.24	76	36.95
35	4.42	77	37.95
36	4.60	78	38.94
37	4.79	79	39.96
38	4.99	80	40.99
39	5.20	81	42.00
40	5.41	82	42.00
41	5.64	83	42.00
42	5.87	84	42.00
43	6.11	85	42.00
44	6.51	86	42.00
45	6.93	87	42.00
46	7.38	88	42.00
47	7.86	89	42.00
48	8.38	90	42.00
49	8.93	>90	42.00
50	9.50
51	10.12
52	10.78
53	11.49
54	12.54
55	13.68
56	14.92
57	16.22
58	17.58
59	18.94
60	20.32
* The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Principal Survivorship Flexible Premium Variable Universal Life	APPENDIX A - TARGET PREMIUMS	55
www.principal.com

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2010, and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Survivorship Flexible Premium Variable Universal Life, Principal Financial
Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Room 1580, 100 F Street NE, Washington, D.C. 20549.

Principal Survivorship Flexible Premium Variable Universal Life
Investment Company Act File No. 333-71521

56	ADDITIONAL INFORMATION	Principal Survivorship Flexible Premium Variable Universal Life
1-800-247-9988